Consolidated Statement of Stockholders' Equity (Deficit) (Parentheticals) (USD $)	12 Months Ended																			12 Months Ended				12 Months Ended														12 Months Ended																																		12 Months Ended
	Dec. 31, 1987 Common stock issued for services Common Stock [Member]	Dec. 31, 1986 Common stock issued for services Common Stock [Member]	Dec. 31, 2010 Common stock issued for services Common Stock [Member]	Dec. 31, 2009 Common stock issued for services Common Stock [Member]	Dec. 31, 2003 Common stock issued for services Common Stock [Member]	Dec. 31, 2002 Common stock issued for services Common Stock [Member]	Dec. 31, 2000 Common stock issued for services Common Stock [Member]	Dec. 31, 1999 Common stock issued for services Common Stock [Member]	Dec. 31, 1998 Common stock issued for services Common Stock [Member]	Dec. 31, 1997 Common stock issued for services Common Stock [Member]	Dec. 31, 1995 Common stock issued for services Common Stock [Member]	Dec. 31, 1994 Common stock issued for services Common Stock [Member]	Dec. 31, 1993 Common stock issued for services Common Stock [Member]	Dec. 31, 1992 Common stock issued for services Common Stock [Member]	Dec. 31, 1991 Common stock issued for services Common Stock [Member]	Dec. 31, 1990 Common stock issued for services Common Stock [Member]	Dec. 31, 1989 Common stock issued for services Common Stock [Member]	Dec. 31, 1988 Common stock issued for services Common Stock [Member]	Dec. 31, 1996 Common stock issued for services Common Stock Subscribed	Dec. 31, 1987 Common stock issued for conversion of warrants Common Stock [Member]	Dec. 31, 1986 Common stock issued for conversion of warrants Common Stock [Member]	Dec. 31, 2000 Common stock issued for conversion of warrants Common Stock [Member]	Dec. 31, 1998 Common stock issued for conversion of warrants Common Stock [Member]	Dec. 31, 1988 Common stock issued for cash Common Stock [Member]	Dec. 31, 1987 Common stock issued for cash Common Stock [Member]	Dec. 31, 2010 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2008 Common stock issued for cash Common Stock [Member]	Dec. 31, 2003 Common stock issued for cash Common Stock [Member]	Dec. 31, 2002 Common stock issued for cash Common Stock [Member]	Dec. 31, 2001 Common stock issued for cash Common Stock [Member]	Dec. 31, 1996 Common stock issued for cash Common Stock [Member]	Dec. 31, 1993 Common stock issued for cash Common Stock [Member]	Dec. 31, 1992 Common stock issued for cash Common Stock [Member]	Dec. 31, 1991 Common stock issued for cash Common Stock [Member]	Dec. 31, 1990 Common stock issued for cash Common Stock [Member]	Dec. 31, 1989 Common stock issued for cash Common Stock [Member]	Dec. 31, 1988 Common stock issued for the exercise of options Common Stock [Member]	Dec. 31, 1987 Common stock issued for the exercise of options Common Stock [Member]	Dec. 31, 1992 Common stock issued for the exercise of options Common Stock [Member]	Dec. 31, 1989 Common stock issued for the exercise of options Common Stock [Member]	Dec. 31, 2011 Common stock shares subscribed Common Stock Subscribed	Dec. 31, 1994 Common stock shares subscribed Common Stock Subscribed	Dec. 31, 2008 Common stock issued for debt Common Stock [Member]	Dec. 31, 2002 Common stock issued for debt Common Stock [Member]	Dec. 31, 2000 Common stock issued for debt Common Stock [Member]	Dec. 31, 1994 Common stock issued for debt Common Stock Subscribed	Dec. 31, 2000 Common stock issued for debt Common Stock [Member]	Dec. 31, 1998 Common stock issued for debt Common Stock [Member]	Dec. 31, 2008 Common stock issued for services Common Stock [Member]	Dec. 31, 2002 Common stock issued for services Common Stock [Member]	Dec. 31, 1998 Common stock issued for services Common Stock [Member]	Dec. 31, 2003 Common stock issued for services Common Stock [Member]	Dec. 31, 1998 Common stock issued for services Common Stock [Member]	Dec. 31, 2000 Common stock issued for debt at $0.147 per share Common Stock [Member]	Dec. 31, 2000 Common stock issued for services at $0.285 per share Common Stock [Member]	Dec. 31, 2011 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2008 Common stock issued for cash Common Stock [Member]	Dec. 31, 2003 Common stock issued for cash Common Stock [Member]	Dec. 31, 2001 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2008 Common stock issued for cash Common Stock [Member]	Dec. 31, 2003 Common stock issued for cash Common Stock [Member]	Dec. 31, 2001 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2008 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for cash Common Stock [Member]	Dec. 31, 2009 Common stock issued for patent legal work Common Stock [Member]	Dec. 31, 2010 Common stock issued for stock issuance costs Common Stock [Member]	Dec. 31, 1987 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2003 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Dec. 31, 2000 Common Stock [Member]	Dec. 31, 1999 Common Stock [Member]	Dec. 31, 1998 Common Stock [Member]	Dec. 31, 1992 Common Stock [Member]	Dec. 31, 1991 Common Stock [Member]	Dec. 31, 1990 Common Stock [Member]	Dec. 31, 1989 Common Stock [Member]	Dec. 31, 1986 Common Stock [Member]	Dec. 31, 1997 Common Stock Subscribed	Dec. 31, 1996 Common Stock Subscribed	Dec. 31, 1995 Common Stock Subscribed	Dec. 31, 1994 Common Stock Subscribed	Dec. 31, 1993 Common Stock Subscribed
Equity issuance, value per share (in Dollars per share)	$ 0.12	$ 0.10			$ 0.05	$ 0.10	$ 0.175	$ 0.07	$ 0.08	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.20	$ 0.17	$ 0.10	$ 0.18	$ 0.23	$ 0.10	$ 0.10	$ 0.10	$ 0.07	$ 0.07	$ 0.08	$ 0.16		$ 0.25	$ 0.01	$ 0.05	$ 0.10	$ 0.20	$ 0.10	$ 0.18	$ 0.16	$ 0.07	$ 0.04	$ 0.05	$ 0.50	$ 1.75	$ 0.50	$ 0.16		$ 0.10	$ 0.02	$ 0.10	$ 0.11	$ 0.10	$ 0.20	$ 0.05		$ 0.10	$ 0.05	$ 0.02	$ 0.09	$ 0.147	$ 0.285		$ 0.02	$ 0.03	$ 0.05	$ 0.15	$ 0.03	$ 0.02	$ 0.05	$ 0.15	$ 0.06	$ 0.03	$ 0.10	$ 0.15	$ 0.295	$ 0.17	$ 0.69	$ 0.21	$ 0.40	$ 0.02	$ 0.05	$ 0.10	$ 0.18	$ 0.55	$ 0.07	$ 0.09	$ 0.15	$ 0.45	$ 0.06	$ 0.12	$ 0.03	$ 0.07	$ 0.10	$ 0.10	$ 0.18	$ 0.10
Equity issuance, date	Dec. 31, 1987	Jul. 31, 1986																		Jan. 31, 1987	Dec. 31, 1986			Sep. 30, 1988	Jun. 30, 1987													Jan. 31, 1988	Aug. 31, 1987																																	Mar. 31, 1987
Equity issuance, value per share range			$0.19 to $0.29	$0.036 to $0.10																						$0.12 to $0.25																$0.08 to $0.12								$0.03 to $0.042							$0.08 to $0.192